Income Taxes - Schedule of Components of Net Loss (Details) - USD ($)	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Net Loss [Line Items]
United States – continuing operations	$ (16,305,228)			$ (160,630,004)	$ (1,216,986)			$ (2,807,217)	$ 90,072,207	$ (4,570,383)	$ (7,377,599)	$ (14,660,314)
United States – discontinued operations								(6,120,878)
Foreign – discontinued operations				(157,975)							(879,736)	(1,143,082)
Net loss	$ (16,365,492)	$ 3,018,589	$ 102,958,139	(160,787,979)	$ 4,455,233	$ (1,616,241)	$ (2,429,417)	$ (8,928,095)	$ 89,611,236	$ 409,575	(8,518,520)	(17,428,428)
United States [Member]
Schedule of Components of Net Loss [Line Items]
United States – continuing operations				(160,630,004)							(7,377,598)	(16,710,346)
United States – discontinued operations											$ (261,186)	$ 425,000